Note 54 Executive directors (Details) - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Executive directors [Line Items]
Executive directors retirement	[1]	€ 458	€ 451
Executive directors death and disability	[1]	552	758
Executive directors funds accumulated		24,759	22,771
Board of Directors Chairman [Member]
Executive directors [Line Items]
Executive directors retirement	[1]	458	451
Executive directors death and disability	[1]	322	473
Executive directors funds accumulated		24,759	22,771
Chief Executive Officer [Member]
Executive directors [Line Items]
Executive directors retirement	[1]	0	0
Executive directors death and disability	[1]	230	285
Executive directors funds accumulated		€ 0	€ 0

[1]	(1) Contributions recognized to meet pension commitments to executive directors in financial years 2023 and 2022. In the case of the Chair, these correspond to the sum of the annual retirement pension contribution and the adjustment made to the "discretionary pension benefits" for the financial years 2022 and 2021, the contribution to which was to be made in the financial years 2023 and 2022, respectively, and with the death and disability premiums. In the case of the Chief Executive Officer, the contributions recognized correspond exclusively to the insurance premiums paid by the Bank in 2023 and 2022 to cover the contingencies of death and disability, given that, in his case, the Bank has not undertaken any commitments to cover the retirement contingency.